Note 10 - Asset Retirement Obligations	12 Months Ended
Mar. 31, 2015
Asset Retirement Obligation Disclosure [Abstract]
Asset Retirement Obligation Disclosure [Text Block]
10.	ASSET RETIREMENT OBLIGATIONS

The asset retirement obligations are principally related to leasehold office premises and a data center which, at the end of the lease, the Company is contractually obligated to restore.

The movements in asset retirement obligations for the year ended March 31, 2014 and 2015 were as follows:

	Thousands of Yen
	2014	2015

Balance at beginning of the year	¥334,585	¥513,440

Liabilities incurred	122,157	287,036
Liabilities settled	-	(243,109)
Accretion expense	8,041	11,502
Revision in estimated cash flows related to head office relocation	48,657	-

Balance at end of the year	¥513,440	¥568,869